JOHN HANCOCK FUNDS III

601 Congress Street

Boston, MA  02210

February 16, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”) on behalf of: Disciplined Value Fund (the “Fund”) File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this mirror the risk/return summary information in the prospectus supplement filed with the Securities and Exchange Commission on February 6, 2018 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-18-000614), each of which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 572-0138.

Sincerely,

/s/ Ariel Ayanna

Ariel Ayanna

Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document